REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Major Customer Information) (Details) (Sales [Member], Customer A [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	23.00%